Intangible assets, net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Amortization expenses	$ 385,139	$ 831,392	$ 2,186,175	$ 3,200,843
Cost of Sales [Member]
Goodwill [Line Items]
Amortization expenses			956,956	1,587,906
General and Administrative Expense [Member]
Goodwill [Line Items]
Amortization expenses			$ 1,614,741	$ 1,612,937